Off-balance sheet commitments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Offbalance Sheet Commitments [Abstract]
Commitments to extend credit	[1]	R$ 203,927,816	R$ 237,019,535
Financial guarantees	[2]	78,867,348	78,949,483
Letters of credit for imports		294,229	329,015
Total		R$ 283,089,393	R$ 316,298,033

[1]	Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and
[2]	Refers to guarantees mostly provided for Corporate customers.